Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 847,000.00
Previously Paid Amount	0.00
Total Fee Amount	116.97
Total Offset Amount	0.00
Net Fee	116.97
Narrative - Max Aggregate Offering Price	$ 847,000.00
Final Prospectus	true